NOTICE OF DISTRIBUTION OF UNDERLYING FUND SEMI-ANNUAL REPORTS

TO:	U. S. Securities and Exchange Commission
FROM:	Nationwide Life Insurance Company (“Nationwide”)
DATE:	September 10, 2021
RE:	Nationwide Variable Account-7 (“Registrant”)
File No. 811-08666

Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the semi-annual reports for the following underlying mutual funds for the period ended June 30, 2021, have been distributed to contract owners.

Some of the underlying mutual funds included in each Fund Company’s semi-annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.

Fund	CIK Number
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B	0000825316
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	0000355916
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	0001056707
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
BNY Mellon Stock Index Fund, Inc.: Service Shares	0000846800
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	0000912577
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Asset Manager Growth Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2	0000823535

Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Initial Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Dynamic Capital Appreciation Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Initial Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	0000927384
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1	0000837274
Invesco - Invesco V.I. American Franchise Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Comstock Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	0000896435

Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II	0000896435
Invesco - Invesco V.I. Global Fund: Series I	0000896435
Invesco - Invesco V.I. Global Fund: Series II	0000896435
Invesco - Invesco V.I. Global Strategic Income Fund: Series I	0000896435
Invesco - Invesco V.I. Global Strategic Income Fund: Series II	0000896435
Invesco - Invesco V.I. International Growth Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Main Street Fund: Series II	0000896435
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	0000896435
Invesco Oppenheimer V.I. International Growth Fund: Series II	0000896435
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	0000810016
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class	0000918571
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class	0000918571
MFS® Variable Insurance Trust - MFS Value Series: Service Class	0000918571
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class	0000719269
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class	0000719269
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II	0001011378
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	0000353905

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I	0000353905

Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class II	0000353905
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: I Class Shares	0000736913
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	0001047304
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB	0000822671
VanEck VIP Trust - Global Resources Fund: Class S	0000811976
VanEck VIP Trust - Global Resources Fund: Initial Class	0000811976
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2	0001081402

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.